Concentrations, Risks and Uncertainties (Details) - Schedule of concentration on customers’ sales - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Customer amount	$ 411,131	$ 768,507	$ 134,720
Customer percentage	91.60%	87.40%	100.00%
Customer A [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Customer amount	$ 140,065
Customer percentage	31.20%
Customer B Related Party [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Customer amount		$ 182,775	$ 43,458
Customer percentage		20.80%	32.00%
Customer C Related Party [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Customer amount		$ 93,012
Customer percentage		10.60%
Customer D Related Party [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Customer amount	$ 53,304
Customer percentage	11.90%
Customer E [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Customer amount	$ 3,109	$ 225,410
Customer percentage	0.70%	25.60%
Customer F [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Customer amount		$ 137,618
Customer percentage		15.60%
Customer G [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Customer amount		$ 129,692
Customer percentage		14.70%
Customer H [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Customer amount	$ 45,980
Customer percentage	10.20%
Customer I [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Customer amount	$ 69,104
Customer percentage	15.40%
Customer J [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Customer amount	$ 99,569
Customer percentage	22.20%
Customer K [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Customer amount			$ 91,262
Customer percentage			68.00%